Our people - Additional Information (Details) - employees	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number and average number of employees [abstract]
Average number of staff	104,808	104,163	132,823
Staff numbers at the end of period	109,382	99,830	106,786